Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of Composition of Employee Benefits

	December 31,	December 31,
	2023	2024
Presented under current liabilities – other payables:
Short-term employee benefits	$11,252	9,918
Total	11,252	9,918

Presented under non-current liabilities – employee benefits:
Long-term employee benefits	289	—
Recognized liability for defined benefit obligation, net	2,484	4,700
Total	$2,773	4,700

Schedule of defined benefit liabilities (assets)

	Projected benefit obligation		Fair value of plan assets*		Net defined benefit liability (asset)
	2023	2024	2023	2024	2023	2024
Balance as of January 1	$14,101	19,593	(12,913)	(17,109)	1,188	2,484
Included in profit or loss
Current service cost	459	607	—	—	459	607
Past service cost	(385)	(223)	—	—	(385)	(223)
Interest cost (income)	341	356	(312)	(310)	29	46
Administrative cost	24	30	—	—	24	30
Effect of movements in exchange rates	1,404	(1,399)	(1,286)	1,222	118	(177)
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions	1,284	2,356	—	—	1,284	2,356
Actuarial loss arising from other assumptions	—	930	—	—	—	930
Return on plan assets excluding interest income	—	—	361	(523)	361	(523)
Effect of movements in exchange rates	260	(127)	(185)	53	75	(74)
Other movements
Contributions paid by the employer	—	—	(669)	(756)	(669)	(756)
Contributions paid by the employees and plan participants	3,207	1,780	(3,207)	(1,780)	—	—
Benefits paid	(1,102)	(1,295)	1,102	1,295	—	—
Balance as of December 31	$19,593	22,608	(17,109)	(17,908)	2,484	4,700

Schedule of actuarial assumptions

	2023	2024
	%	%
Discount rate as of December 31	1.9	0.85
Future salary growth	1.9	1
Interest rate on the savings account	1.9	1.25
Price inflation	1.9	1
Social security increase	1.9	1
Future pension growth	0	0